ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
ACCOUNTING POLICIES

NOTE 2: ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the financial statements for all periods presented, unless otherwise stated.

a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The Company’s financial statements have been prepared on a cost basis, except for certain financial instruments which are presented at fair value through profit or loss. The Company has elected to present the profit or loss items using the function of expense method.

b.	Functional currency, presentation currency, foreign currency and Cash equivalents:

1.	Functional currency and presentation currency:

The functional currency is the currency that best reflects the economic environment in which the Company operates and conducts its transactions, is separately determined for each Group entity and is used to measure its financial position and operating results. The Group determines the functional currency of each Group entity. The Group’s functional and presentation currency is the US Dollar for all reported periods and subsidiaries.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences, other than those capitalized to qualifying assets or accounted for as hedging transactions in equity, are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

3.	Cash equivalents

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty.

4.	Short-term deposits

Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit. The deposits earn annual interest at the respective term of the deposits of approximately 6%.

c.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly. Furthermore, inventory classified as short-term for sale or consumption, while inventory to be converted into fixed assets in the future for internal use or leasing to customers, is classified as system component as a long-term asset. These classifications are determined according to management's estimates for the use of inventory in the foreseen future. Inventory provisions have been recorded to cover risks arising from slow-moving items, technological obsolescence and excess inventories according to revenue forecasts.

Cost of inventories is determined as follows:

Raw materials - at cost of purchase using the weighted average cost method

Work in progress and finished goods - on the basis of average costs including materials, labor and other direct and indirect manufacturing costs based on normal capacity.

d.	Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes). The Company does not offer a right of refund in its contracts.

In determining the amount of revenue from contracts with customers, the Company evaluates whether it is a principal or an agent in the arrangement. The Company is a principal when the Company controls the promised goods or services before transferring them to the customer. In these circumstances, the Company recognizes revenue for the gross amount of the consideration. When the Company is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

The Company primarily generates revenue from two major streams: (a) sale of systems and related services and (b) lease of systems.

Revenues from sale of systems and related services:

Revenue from sale of systems is recognized at the point in time when control of the system is transferred to the customer, generally upon shipment of the system to the customer.

Revenue from rendering of extended warranty services are recognized ratably over the contract period as the services have a consistent continuous pattern of transfer to a customer during the contract period. Payment terms between the Company and its customers are typically up to twelve months, and vary by the type of customer, country of sale and the products or services offered. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability.

Revenue from operating leases:

A lease in which substantially all the risks and rewards incidental to ownership of the leased asset have not been transferred to the lessee is classified as an operating lease. Lease payments are recognized as income in profit or loss on a straight-line basis over the lease term. Payment terms between the Company and its customers for lease contracts are typically spread over the term of the lease.

Costs of obtaining a contract:

In order to obtain certain contracts with customers, the Company incurs incremental costs in obtaining the contract (such as sales commissions which are contingent on making binding sales). The Company applies judgment in estimating the amortization period by taking into consideration customer contract terms, history of renewals, expected length of customer relationship, as well as the useful life of the products. Sales commission expenses are amortized over the expected period of benefits and included in Selling and Marketing expenses in the accompanying consolidated statements of income. For costs that the Company would have capitalized and amortized over one year or less, the Company has elected to apply the practical expedient and expense these contract costs as incurred. Costs to obtain contracts amortization expense for the years 2024, 2023 and 2022 were $2,600, $3,400 and $1,767, respectively.

Contract liabilities:

A contract liability, presented as deferred revenues, is the obligation to transfer goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. Deferred revenue will be recognized as revenue in profit and loss when the work is performed. The Company elected to apply the practical expedient in IFRS 15 and does not provide disclosure of the remaining unsatisfied performance obligations with respect to contracts that have a term of up to one year.

The Company’s remaining performance obligations represent contracted revenue that has not yet been recognized. As of December 31, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations that the Company expects to recognize as revenue was $6,964. As of December 31, 2024, the Company expects to recognize 41% of its remaining performance obligations as revenue over the next 12 months, and the remainder through 2030.

Allocating the transaction price:

For contracts that consist of more than one performance obligation at contract inception, the Company allocates the contract transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. The stand-alone selling price is the price at which the Company would sell the promised goods or services separately to a customer.

e.	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with all attached conditions.

Government grants received from the Israel Innovation Authority (“IIA”) are recognized upon receipt as a liability if future economic benefits are expected from the research project, that will result in royalty-bearing sales.

A liability for the grant is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability.

If no economic benefits are expected from the research activity, the grant received is recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

At each reporting date, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (as the Company will not be required to pay royalties) based on the best estimate of future sales and using the original effective interest method, and if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development expenses.

Amounts paid as royalties are recognized as settlement of the liability.

f.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted at the reporting date, as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Temporary differences that can be deducted for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that utilization is probable.

Taxes that would apply in the event of the disposal of investments in subsidiaries have not been taken into account in computing deferred taxes, as long as the disposal of the investments in subsidiaries is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by subsidiaries as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

g.	Leases:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

1.	The Company as lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

	Years
Lease facilities		10
Motor vehicles	3	-	4

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

2.	The Company as lessor:

In order to determine whether to classify a lease as a finance lease or an operating lease, the Company evaluates whether the lease transfers substantially all the risks and rewards incidental to ownership of the asset.

h.	System components, leased systems and other property and equipment, net::

Other property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with plant and equipment.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%
Leased systems		15
Laboratory equipment		15
Computers		33
Office furniture and equipment	3	-	15
Leasehold improvements	10	-	33

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

System components include raw materials to be converted into fixed assets in the future for internal use or leasing to customers, and depreciated over the useful life once converted to fixed assets.

i.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset and the time value of money. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

j.	Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss. The Company distinguishes between two types of loss allowances:

a)          Debt instruments whose credit risk has not increased significantly since initial recognition, or whose credit risk is low - the loss allowance recognized in respect of this debt instrument is measured at an amount equal to the expected credit losses within 12 months from the reporting date (12-month ECLs); or

b)         Debt instruments whose credit risk has increased significantly since initial recognition, and whose credit risk is not low - the loss allowance recognized is measured at an amount equal to the expected credit losses over the instrument's remaining term (lifetime ECLs).

The Company has short-term financial assets such as trade receivables in respect of which the Company applies the simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the lifetime expected credit losses.

k.	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

1.	Share-based payment transactions:

The Company’s employees and other service providers are granted remuneration in the form of equity-settled share-based payment (options and restricted shares).

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value of an option granted is determined using the Binomial Lattice option-pricing model (“Binomial model”). The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

The fair value of the restricted shares granted is determined using the closing price of the Company's share, as quoted in the Tel-Aviv Stock Exchange (TASE) on the day of the grant.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting date includes the Group’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

m.	Reclassification:

Certain amounts in prior periods in the Consolidated Statements of Financial Position have been reclassified to conform with current period presentation.

n.	New currently Effective Requirements.

•	Amendment to IAS 1, "Disclosure of Accounting Policies":

The amendment, together with the subsequent amendment to IAS 1 (see hereunder) replaces certain requirements for classifying liabilities as current or non-current. According to the amendment, a liability is classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period. According to the subsequent amendment, as published in October 2022, covenants with which the entity must comply after the reporting date do not affect classification of the liability as current or non-current. Additionally, the subsequent amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants. Furthermore, the amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The amendment and subsequent amendment are effective for reporting periods beginning on or after January 1, 2024, with earlier application being permitted. The amendment and subsequent amendment are applicable retrospectively, including an amendment to comparative data.

The Amendment did not have a material impact on the Company's consolidated financial statements.

•	Forthcoming requirements

Presentation and Disclosure in Financial Statements - IFRS 18

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”) which replaces IAS 1 Presentation of Financial Statements. IFRS 18 requires an entity to classify all income and expenses within its statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new. These categories are complemented by the requirement to present subtotals and totals for “operating profit or loss,” “profit or loss before financing income and taxes,” and “profit or loss.” IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted.

The Company is currently assessing the impact of the Standard on its financial statements.